STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Increase (decrease) in equity
Cumulative effect of change in accounting principle | Adjustments for New Accounting Pronouncement				$ 39,990	$ (33,473)
Balance, beginning of year at Dec. 31, 2017				1,117,020	143,219
Increase (decrease) in equity
Net (loss) income	$ 45,234			45,234
Change in unrealized net capital gains and losses	(50,575)				(50,575)
Change in unrealized foreign currency translation adjustments	98				98
Balance, end of year at Dec. 31, 2018	1,404,542	$ 2,500	$ 140,529	1,202,244	59,269
Increase (decrease) in equity
Net (loss) income	97,624			97,624
Change in unrealized net capital gains and losses	67,612				67,612
Change in unrealized foreign currency translation adjustments	(3,131)				(3,131)
Balance, end of year at Dec. 31, 2019	1,566,647	2,500	140,529	1,299,868	123,750
Increase (decrease) in equity
Cumulative effect of change in accounting principle	621
Cumulative effect of change in accounting principle | Adjustments for New Accounting Pronouncement				(5,409)
Net (loss) income	(51,879)			(51,879)
Change in unrealized net capital gains and losses	86,101				86,101
Change in unrealized foreign currency translation adjustments	1,519				1,519
Balance, end of year at Dec. 31, 2020	$ 1,596,979	$ 2,500	$ 140,529	$ 1,242,580	$ 211,370